CONSOLIDATED BALANCE SHEETS (Q1) (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2025	Jan. 29, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2023
Accounts receivable, allowances	$ 138		$ 141	$ 2,040
Common stock and additional paid-in capital, par value	$ 0		$ 0	$ 0
Common stock and additional paid-in capital, shares authorized	55,000,000		55,000,000	55,000,000
Common stock and additional paid-in capital, shares issued	2,140,000	250,000	1,890,000	1,850,000
Common stock and additional paid-in capital, shares outstanding	2,129,000		1,879,249	1,839,000
Series A and B Preferred Stock
Preferred stock, par value	$ 0		$ 0	$ 0
Preferred stock, shares authorized	5,000,000		5,000,000	5,000,000
Series A Preferred Stock
Preferred stock, par value	$ 0		$ 0	$ 0
Preferred stock, shares authorized	560,000		559,000	559,000
Preferred stock, shares issued	560,000		559,263	559,263	559,263
Preferred stock, shares outstanding	560,000		559,263	559,263
Preferred stock, redemption amount	$ 426		$ 426	$ 426
Series B Preferred Stock
Preferred stock, par value	$ 0		$ 0	$ 0
Preferred stock, shares authorized	2,811,535		2,811,535	2,812,000
Preferred stock, shares issued	2,252,000		2,252,272	2,252,272	2,252,272
Preferred stock, shares outstanding	2,252,000		2,252,272	2,252,272
Preferred stock, redemption amount	$ 18,602		$ 18,602	$ 18,602